Geographic Inforomation (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Percentage of total revenue	18.00%	25.00%	20.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	18.00%	25.00%	20.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	15.00%	15.00%	13.00%